38. Ordinary and Extraordinary Shareholders' Meeting	12 Months Ended
Dec. 31, 2019
Ordinary And Extraordinary Shareholders Meeting
Ordinary and Extraordinary Shareholders' Meeting

The Company Ordinary and Extraordinary Shareholders’ Meeting held on April 24, 2019 resolved, among other issues, the following (1):

-       To approve edenor’s Annual Report and Financial Statements of as of December 31, 2018;

-       To allocate the profit for the year ($ 4,297.5 million) and the increase recorded in unappropriated retained earnings ($ 8,919.1 million) due to the application of the inflation adjustment with retrospective effect, relating to the fiscal year ended December 31, 2018 to the:

·         Statutory reserve: $ 686.2 million;

·         Discretionary reserve: $ 12,530.4 million under the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550.

-       To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations;

-       To appoint the authorities and the external auditors for the current fiscal year;

(1)    The above-mentioned amounts are stated in nominal currency as of December 31, 2018.

Moreover, on August 8, 2019, a new Ordinary Shareholders’ Meeting of the Company was held, which approved the creation of the Global Program for the issuance of edenor’s Corporate Notes for a term of five years and a maximum amount outstanding of USD 750 million, or its equivalent in other currencies.

Additionally, the Board of Directors was entrusted with the task of establishing, within the fixed maximum amount, the remaining conditions of issue of each class and/or series.